Finance Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Finance Expenses [Abstract]
Finance Expenses
Finance expenses for the years ended December 31, 2016, 2017 and 2018 are as follows:

		2016	2017	2018
		In millions of won
Interest expense	￦	1,752,868	1,789,552	1,868,458
Losses on sale of financial assets		9	2,343	1
Losses on valuation of financial assets at fair value through profit or loss		—	—	6,616
Impairment of available-for-sale financial assets		86,703	2,713	—
Losses on valuation of derivatives		5,762	890,832	46,740
Losses on transaction of derivatives		101,987	198,218	32,448
Losses on foreign currency translation		406,849	207,944	393,859
Losses on foreign currency transaction		57,889	35,175	121,763
Losses on repayment of financial liabilities		23,000	5	—
Other		2,020	1,170	858

	￦	2,437,087	3,127,952	2,470,743

Interest Expenses
Interest expense included in finance expenses for the years ended December 31, 2016, 2017 and 2018 are as follows:

		2016	2017	2018
		In millions of won
Trade and other payables	￦	68,375	57,160	42,830
Short-term borrowings		6,969	35,891	32,545
Long-term borrowings		91,584	87,011	92,243
Debt securities		1,922,900	1,698,232	1,771,544
Other financial liabilities		482,428	491,665	505,112

		2,572,256	2,369,959	2,444,274

Less: Capitalized borrowing costs		(819,388)	(580,407)	(575,816)

	￦	1,752,868	1,789,552	1,868,458

Capitalization rates for the years ended December 31, 2016, 2017 and 2018 are 2.29%~4.16%, 2.30%~3.60% and 2.17%~3.86%, respectively.